Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	$ 446,723	$ 450,474
Regulatory liabilities, natural gas derivative contracts	581,897	578,592
Swap
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	119	66
Regulatory liabilities, natural gas derivative contracts	645	218
Option contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	30	0
Regulatory liabilities, natural gas derivative contracts	0	134
Forward contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	989	0
Regulatory liabilities, natural gas derivative contracts	$ 0	$ 1,259